Excercisable Warrants	12 Months Ended
Aug. 31, 2016
Warrants and Rights Note Disclosure [Abstract]
Excercisable Warrants

NOTE 11 – EXCERCISABLE WARRANTS

On March 1, 2011, the Company received $15,000 as a loan from a non-related third party. The loan was unsecured, payable on demand and non-interest bearing. Effective March 19, 2013, the debt was exchanged for warrants to purchase up to 6,000 shares of common $.001 par value stock at $200 per share after March 19, 2014 and before March 19, 2017.